DESCRIPTION OF BUSINESS (Details Narrative) - shares	Jul. 03, 2019	Nov. 02, 2017	Jun. 30, 2021	Dec. 31, 2020	Jul. 04, 2019
Sale of stock shares issued in transaction		2,000,000
Ownership interest percentage	100.00%
Huahui Group Stock Limited [Member]
Number of ordinary shares of common stock exchanged	300,000,000
Ownership interest percentage	99.10%		100.00%	100.00%	99.10%
Huahui Group Stock Limited [Member] | Common Stock [Member]
Ownership interest percentage	100.00%
Huahui Group Stock Limited [Member] | MrZihuaWu [Member]
Ownership interest percentage	0.90%				0.90%